GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R

Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the “Fund”)

Supplement dated March 22, 2013 to the

Prospectus dated February 28, 2013 (the “Prospectus”)

Effective immediately, the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Fund’s Prospectus is replaced in its entirety with the following:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses[2,3]	22.03%	22.01%	21.88%	22.04%	22.03%
Acquired Fund Fees and Expenses[4]	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[5]	22.97%	23.70%	22.57%	22.73%	23.22%
Fee Waiver and Expense Limitation[6]	(22.00)%	(21.99)%	(21.99)%	(21.97)%	(21.99)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[5]	0.97%	1.71%	0.58%	0.76%	1.23%

[2]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[3]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[4]	The Fund’s “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[5]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.064% of the Fund’s average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

Effective immediately, the table in the “Summary—Expense Example” section of the Fund’s Prospectus is replaced in its entirety with the following:

	1 Year	3 Years
Class A Shares	$470	$4,281
Class C Shares
– Assuming complete redemption at end of period	$274	$4,197
– Assuming no redemption	$174	$4,197
Institutional Shares	$59	$3,981
Class IR Shares	$78	$4,013
Class R Shares	$125	$4,106